OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CITIGROUP MORTGAGE LOAN TRUST INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________

Central Index Key Number of securitizer: _________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001257102

CMLTI 2015-PS1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Susan Mills, Citigroup Mortgage Loan Trust Inc., (212) 723-6376

Stephen Kudenholdt, Dentons US LLP, (212) 768-6847

Name and telephone number, including area code, of the persons to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

This Form ABS-15G is supplemental to and should be read together with the Form ABS-15G dated October 27, 2015 furnished by the depositor in respect of the above specified issuing entity (the "prior Form ABS-15G").  At the time of furnishing the prior Form ABS-15G, it was contemplated that the securitized assets would consist of two separate loan groups, comprised of loan group I consisting of 646 adjustable rate loans, and loan group II consisting of 1104 fixed rate loans.  Since that time it has been determined that the final securitized pool (the "final pool") will consist only of the 1104 fixed rate loans.  This Form ABS-15G together with the prior Form ABS-15G include all disclosures required by Rule 15Ga-2 in respect of the final pool.

Exhibit 99.1 attached supersedes Exhibit 99.1 to the prior Form ABS-15G.

Exhibit 99.2 attached supersedes Exhibit 99.5 to the prior Form ABS-15G.

Exhibit 99.1 attached includes a list of the identifying loan numbers (LMS ID) for each of the loans included in the final pool.  Asset level findings and conclusions pertaining to the loans in the final pool appear in Exhibits 99.2, 99.3 and 99.4 in the prior Form ABS-15G, and are referenced by loan number (LMS ID).

Exhibits

Exhibit 99.1	JCIII & Associates, Inc. TPR Scope of Work and Findings Narrative
Exhibit 99.2	Meridian Asset Services, Inc. TPR Title Review Narrative & Attestation

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CITIGROUP MORTGAGE LOAN TRUST INC.

Date: November 5, 2015	By:	/s/ Susan Mills
	Name:	Susan Mills
	Title:	Vice President
(senior officer in charge of securitization of the depositor)

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	JCIII & Associates, Inc. (“JCIII”) TPR Scope of Work and Findings Narrative
Exhibit 99.2	Meridian Asset Services, Inc. TPR Title Review Narrative & Attestation